Trade and other receivables	12 Months Ended
Aug. 31, 2024
Trade and other receivables
Trade and other receivables

6. Trade and other receivables

	2024	2023
	$	$
Trade receivables	26,222	59,364
Sales taxes receivable	104,270	159,114
Other receivables	8,164	332,358
	138,656	550,836

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2024, trade receivables of $26,222 [2023 – $59,364] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2024	2023
	$	$
0 – 30	—	13,986
31 – 60	21,603	—
61 – 90	—	—
91 and over	4,619	45,378
	26,222	59,364

There were no movements in the allowance for expected credit losses for the fiscal years ended August 31, 2024 and August 31, 2023.